Shareholder Report, Line Graph (Details) - USD ($)					8 Months Ended	10 Months Ended	12 Months Ended		13 Months Ended	20 Months Ended	22 Months Ended	24 Months Ended	25 Months Ended	32 Months Ended	34 Months Ended	36 Months Ended	37 Months Ended	44 Months Ended	46 Months Ended	48 Months Ended	49 Months Ended	56 Months Ended	58 Months Ended	60 Months Ended	61 Months Ended	68 Months Ended	70 Months Ended	72 Months Ended	80 Months Ended	82 Months Ended	84 Months Ended	92 Months Ended	94 Months Ended	96 Months Ended	104 Months Ended	106 Months Ended	108 Months Ended	120 Months Ended
	Oct. 30, 2020	Apr. 07, 2017	Jan. 27, 2017	Nov. 30, 2015	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2021	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2022	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2023	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2024	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2025	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2024	Nov. 30, 2025
American Funds Inflation Linked Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class A (with sales charge)
Accumulated Value				$ 9,752				$ 10,137				$ 10,303				$ 10,214				$ 10,871				$ 12,416				$ 12,998			$ 11,568			$ 11,345			$ 11,993	$ 12,667
American Funds Inflation Linked Bond Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class C (with sales charge)
Accumulated Value				10,000				10,316				10,408				10,247				10,828				12,283				12,764			11,288			10,991			11,619	12,271
American Funds Inflation Linked Bond Fund® - Class T
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class T (with sales charge)
Accumulated Value		$ 9,749			$ 9,829					$ 9,768				$ 10,433				$ 11,946				$ 12,541				$ 11,194			$ 11,023			$ 11,680			$ 12,368
American Funds Inflation Linked Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class F-1
Accumulated Value				10,000				10,393				10,555				10,466				11,151				12,741				13,320			11,860			11,642			12,298	12,985
American Funds Inflation Linked Bond Fund - Class F2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class F-2
Accumulated Value				10,000				10,416				10,612				10,554				11,273				12,912				13,545			12,087			11,894			12,612	13,343
American Funds Inflation Linked Bond Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class F-3
Accumulated Value			$ 10,000			$ 10,145					$ 10,088				$ 10,783				$ 12,368				$ 12,984				$ 11,604			$ 11,423			$ 12,130			$ 12,857
American Funds Inflation Linked Bond Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-A (with sales charge)
Accumulated Value				9,750				10,150				10,310				10,224				10,896				12,433				13,009			11,587			11,372			12,012	12,693
American Funds Inflation Linked Bond Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-C (with sales charge)
Accumulated Value				10,000				10,309				10,390				10,220				10,820				12,269				12,837			11,434			11,222			11,854	12,526
American Funds Inflation Linked Bond Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-E
Accumulated Value				10,000				10,375				10,515				10,402				11,057				12,600				13,155			11,678			11,430			12,069	12,711
American Funds Inflation Linked Bond Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-T (with sales charge)
Accumulated Value		9,749			9,829					9,765				10,414				11,929				12,504				11,155			10,977			11,634			12,300
American Funds Inflation Linked Bond Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-F-1
Accumulated Value				10,000				10,409				10,588				10,517				11,232				12,860				13,478			12,025			11,812			12,508	13,233
American Funds Inflation Linked Bond Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-F-2
Accumulated Value	$ 10,000								$ 10,647				$ 9,511				$ 9,354				$ 9,916				$ 10,501
American Funds Inflation Linked Bond Fund® - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class 529-F-3
Accumulated Value	10,000								10,653				9,518				9,361				9,938				10,521
American Funds Inflation Linked Bond Fund® - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-1
Accumulated Value				10,000				10,308				10,393				10,225				10,811				12,264				12,731			11,246			10,960			11,501	12,068
American Funds Inflation Linked Bond Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-2
Accumulated Value				10,000				10,312				10,405				10,244				10,831				12,289				12,767			11,292			10,994			11,548	12,108
American Funds Inflation Linked Bond Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-2E
Accumulated Value				10,000				10,388				10,508				10,375				11,000				12,508				13,022			11,543			11,279			11,874	12,481
American Funds Inflation Linked Bond Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-3
Accumulated Value				10,000				10,359				10,504				10,386				11,032				12,566				13,102			11,635			11,390			12,006	12,641
American Funds Inflation Linked Bond Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-4
Accumulated Value				10,000				10,399				10,570				10,480				11,160				12,759				13,350			11,892			11,669			12,336	13,025
American Funds Inflation Linked Bond Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-5E
Accumulated Value				10,000				10,416				10,602				10,543				11,252				12,884				13,499			12,046			11,854			12,557	13,291
American Funds Inflation Linked Bond Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-5
Accumulated Value				10,000				10,421				10,625				10,561				11,286				12,936				13,574			12,128			11,930			12,661	13,409
American Funds Inflation Linked Bond Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name							American Funds Inflation Linked Bond Fund — Class R-6
Accumulated Value				10,000				10,433				10,630				10,581				11,311				12,969				13,624			12,169			11,992			12,720	13,480
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,000	10,000	10,000	10,207	10,300		10,217	9,982	10,070	10,162	10,546	8,700	11,157	11,259	10,404	8,803	11,969	12,079	11,527	9,408	11,831	11,940	12,366	9,944	10,312	10,407	12,224	10,434	10,529	10,654	11,151	11,253	10,780	11,787	11,895	11,521	12,178
Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000	$ 10,000	$ 10,078	$ 10,131		$ 10,396	$ 10,803	$ 9,987	$ 10,040	$ 10,601	$ 9,652	$ 10,847	$ 10,904	$ 10,505	$ 9,666	$ 11,948	$ 12,011	$ 11,410	$ 10,270	$ 12,764	$ 12,831	$ 12,568	$ 10,860	$ 11,404	$ 11,464	$ 13,427	$ 11,420	$ 11,480	$ 11,996	$ 12,135	$ 12,199	$ 12,013	$ 12,832	$ 12,899	$ 12,764	$ 13,498